Income Tax - Schedule of Income Before Provision for Income Taxes (Detail) - USD ($)	3 Months Ended						4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic											$ 853,929	$ (3,857,754)
Foreign											0	0
Income (loss) before provision for income taxes	$ (933,331)	$ (554,465)	$ (431,218)	$ 321,256	$ 484,888	$ 82,226	$ 47,026	$ (109,962)	$ 531,914	$ (664,427)	$ 853,929	$ (3,857,754)